DEBT (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of Debt
Debt at June 30, 2023 and December 31, 2022 is summarized as follows:

(in thousands of $)	2023	2022
$275.0 million term loan and revolving facility	252,886	263,943
$304.0 million term loan and revolving facility	207,274	216,622
$250.0 million term loan	243,791	—
$233.0 million term loan	155,448	—
$80.0 million term loan	80,000	—
$155.3 million term loan	—	70,890
$93.75 million term loan	—	70,739
$131.79 million term loan	—	88,856
$175.0 million term loan and revolving facility	132,341	112,387
$260.0 million lease financing	238,333	244,524
$120.0 million term loan	61,068	63,545
U.S. dollar denominated floating rate debt	1,371,141	1,131,506
Deferred charges	(12,100)	(10,650)
Total debt	1,359,041	1,120,856
Less: current portion of debt	(106,372)	(92,865)
Long-term portion of debt	1,252,669	1,027,991

Movements during the six months ended June 30, 2023 are summarized as follows:

(in thousands of $)	Floating rate debt	Deferred charges	Total
Balance at December 31, 2022	1,131,506	(10,650)	1,120,856
Loan draw downs	537,140	—	537,140
Loan repayments	(297,505)	—	(297,505)
Capitalized financing fees and expenses	—	(4,516)	(4,516)
Amortization/ write off of capitalized fees and expenses	—	3,066	3,066
Balance at June 30, 2023	1,371,141	(12,100)	1,359,041

Schedule of Maturities of Long-term Debt	The total outstanding debt at June 30, 2023 is repayable as follows:

(in thousands of $)
2023 (remaining six months)	53,182
2024	106,364
2025	447,774
2026	170,437
2027	216,696
2028	318,688
2029	4,000
2030	54,000
Total	1,371,141
Deferred charges	(12,100)
Balance at June 30, 2023	1,359,041